Stock Compensation (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	May 17, 2013	Nov. 03, 2011	Nov. 05, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		498,803		1,435,097
Options in-the-money	1,824,351			1,824,351
Closing stock price	$ 2.15			$ 2.15
Intrinsic value of options exercised		$ 35		$ 7
Unrecognized stock option compensation, net of forfeitures	$ 1,000	$ 700		$ 1,000
Unrecognized compensation cost, weighted average period of recognition		3 years		3 years 1 month 6 days
Weighted average fair value per share for options granted					$ 1.17
Dividend yield		0.00%	0.00%	0.00%	0.00%
Dividend declared and paid				$ 0
Expected dividend yield				0.00%
Options exercised		46,073		21,912	254,351
The 2005 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee purchase price, percentage of fair market value				85.00%
Shares available for grant	300,000			300,000
The 2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares available for grant				0
The 2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized								2,000,000
Options granted				221,024
The 2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized							1,400,000
Options granted				458,000
The 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized						1,500,000
Options granted				631,073
The 2013, 2011 and 2008 Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant	108,428			108,428
Subject To Approval Of 2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	125,000
Share-based Compensation Award, Tranche One [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period				5 years